Land Use Rights (Tables)	6 Months Ended
Dec. 31, 2015
Land Use Rights Disclosure [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	December 31, 2015	June 30, 2015
	(Unaudited)	(Audited)

Land use rights	$2,538,720	$3,222,872
Less: Accumulated amortization	(349,433)	(389,039)

Land use rights - net	$2,189,287	$2,833,833

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
The amortization expenses for the six months ended December 31, 2015, 2014 and 2013 were $33,971, $44,163 and $26,516, respectively.

Twelve months ending December 31,
2015	$33,971
2016	33,971
2017	33,971
2018	33,971
2019	33,971
Thereafter	2,019,432

Total	$2,189,287